INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	May 26, 2026	Feb. 26, 2026	Feb. 10, 2026	Apr. 02, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance as of January 1	$ 491	$ 297
Acquisitions	199	167
Additions	47	34
Measurement period adjustment	(3)	0
Transfer and reclassification	0	2
Amortization	(44)	(29)
Translation adjustment	(30)	5
Balance as of June 30	660	476
Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Additional recognition, goodwill	104
Uklon
Reconciliation of changes in intangible assets and goodwill [abstract]
Additional recognition, goodwill		$ 109
Tabletki Group | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Customer-related intangible assets recognised as of acquisition date					$ 61
Intangible assets					79
Tabletki Group | Brands and trademarks | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets					12
Tabletki Group | Software | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Technology-based intangible assets recognised as of acquisition date					$ 6
LLC ISP Shtorm | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets				$ 3
Six solar power plants | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets			$ 11
Technology-based intangible assets recognised as of acquisition date			$ 11
SUNVIN 11 LLC | JSC Kyivstar | Intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Measurement period adjustment	$ 2
Uklon | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Customer-related intangible assets recognised as of acquisition date						$ 32
Intangible assets						58
Technology-based intangible assets recognised as of acquisition date						8
Uklon | Trademark | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets						$ 18